Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Net revenue	$ 15,590	$ 13,096	$ 9,992
Cost of revenue	(5,940)	(5,690)	(6,035)
Gross profit	9,650	7,406	3,957
Selling, general and administrative expenses	(8,924)	(7,479)	(4,605)
Other income, net	480	435	108
(Loss) / income from operations	1,206	362	(540)
Non-operating income / (expenses), net	(49)	36	77
(Loss) / income before income taxes	1,157	398	(463)
Income tax benefit	(614)	0	0
Net (loss) / income	1,771	398	(463)
Other comprehensive (loss) / income, net of tax:
Foreign currency translation adjustments, net of tax	1,051	(985)	(1,113)
Comprehensive (loss) / income	2,822	(587)	(1,576)
Net (loss) / income attributable to common shareholders	$ 1,771	$ 398	$ (463)
Net (loss) / earnings per share - basic	$ 0.36	$ 0.09	$ 0.1
Weighted average number of shares outstanding in calculating net earnings per share - basic	4,880,422	4,646,966	4,703,224
Net earnings / (loss) per share - diluted	$ 0.34	$ 0.08	$ 0.1
Weighted average number of shares outstanding in calculating net earnings per share - diluted	5,145,260	4,816,736	4,703,224